Guarantor/Non-guarantor Unaudited Condensed Consolidated Financial Information (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet as of March 31, 2014 (unaudited)

	Parent	Guarantor Companies	Non- Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Current assets:
Cash and cash equivalents	$19,651	$(25)	$21	$—	$19,647
Accounts receivable, net	161,815	2,200	972	—	164,987
Prepaid expenses and other current assets	7,076	30	19	—	7,125

Total current assets	188,542	2,205	1,012	—	191,759
Property, plant and equipment, net	8,092	510	2	—	8,604
Intangible assets, net	1,429	—	—	—	1,429
Goodwill	398,921	—	—	—	398,921
Investment in subsidiaries	29,112	—	—	(29,112)	—
Intercompany receivables	2,228	28,850	7	(31,085)	—
Other assets	10,277	—	4	—	10,281

Total assets	$638,601	$31,565	$1,025	$(60,197)	$610,994

Current liabilities:
Interest payable	$18,246	$—	$—	$—	$18,246
Secured notes	330,307	—	—	—	330,307
Unsecured notes	234,244	—	—	—	234,244
Trade accounts payable	66,544	66	42	—	66,652
Accrued liabilities	39,295	98	116	—	39,509
Accrued payroll and related liabilities	43,657	353	44	—	44,054
Billings in excess of revenue earned	3,207	80	36	—	3,323

Total current liabilities	735,500	597	238	—	736,335
Intercompany payables	28,856	—	2,229	(31,085)	—
Unsecured notes	—	—	—	—	—
Accrued compensation and benefits, excluding current portion	6,223	—	—	—	6,223
Non-current portion of lease obligations	11,758	414	—	—	12,172
Deferred income taxes	61,617	—	—	—	61,617
Commitments and contingencies
Redeemable common stock	61,031	—	—	—	61,031
Common stock warrants	20,785	—	—	—	20,785
Common stock of subsidiaries	1	4,084	8	(4,093)	—
Accumulated other comprehensive loss	130	—	—	—	130
Accumulated surplus (deficit)	(287,300)	26,470	(1,450)	(25,019)	(287,299)

Total liabilities, redeemable common stock and accumulated deficit	$638,601	$31,565	$1,025	$(60,197)	$610,994

Condensed Consolidating Balance Sheet as of September 30, 2013 (unaudited)

	Parent	Guarantor	Non- Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Current assets:
Cash and cash equivalents	$25,617	$(24)	$20	$—	$25,613
Accounts receivable, net	169,304	2,735	565	—	172,604
Receivable due from ESOP Trust	930	—	—	—	930
Prepaid expenses and other current assets	4,449	188	(154)	—	4,483

Total current assets	200,300	2,899	431	—	203,630
Property, plant and equipment, net	9,139	525	4	—	9,668
Intangible assets, net	2,040	—	—	—	2,040
Goodwill	398,921	—	—	—	398,921
Investment in subsidiaries	28,420	—	—	(28,420)	—
Intercompany receivables	1,906	27,828	—	(29,734)	—
Other assets	10,363	—	4	—	10,367

Total assets	$651,089	$31,252	$439	$(58,154)	$624,626

Current liabilities:
Interest payable	$17,758	$—	$—	$—	$17,758
Trade accounts payable	61,563	58	1	—	61,622
Accrued liabilities	39,169	144	80	—	39,393
Accrued payroll and related liabilities	37,404	517	33	—	37,954
Billings in excess of costs revenue earned	4,250	84	—	—	4,334

Total current liabilities	160,144	803	114	—	161,061
Intercompany payables	27,826	153	1,754	(29,733)	—
Secured Notes	322,286	—	—	—	322,286
Unsecured Notes	233,832	—	—	—	233,832
Accrued compensation and benefits, excluding current portion	5,736	—	—	—	5,736
Non-current portion of lease obligations	12,374	447	—	—	12,821
Deferred income taxes	58,130	—	—	—	58,130
Redeemable common stock	61,895	—	—	—	61,895
Common stock of subsidiaries	—	4,084	9	(4,093)	—
Commitments and contingencies
Common stock warrants	20,785	—	—	—	20,785
Accumulated other comprehensive loss	130	—	—	—	130
Accumulated surplus (deficit)	(252,049)	25,765	(1,438)	(24,328)	(252,050)

Total liabilities, redeemable common stock and accumulated deficit	$651,089	$31,252	$439	$(58,154)	$624,626

Condensed Consolidating Balance Sheet Information at September 30, 2013

	Parent	Guarantor Companies	Non-Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Current assets:
Cash and cash equivalents	$25,617	$(24)	$20	$—	$25,613
Accounts receivable, net	169,304	2,735	565	—	172,604
Receivable due from ESOP Trust	930	—	—	—	930
Prepaid expenses and other current assets	4,449	188	(154)	—	4,483

Total current assets	200,300	2,899	431	—	203,630
Property, plant and equipment, net	9,139	525	4	—	9,668
Intangible assets, net	2,040	—	—	—	2,040
Goodwill	398,921	—	—	—	398,921
Investment in subsidiaries	28,420	—	—	(28,420)	—
Intercompany receivables	1,906	27,828	—	(29,734)	—
Other assets	10,363	—	4	—	10,367

Total assets	$651,089	$31,252	$439	$(58,154)	$624,626

Current liabilities:
Interest payable	$17,758	$—	$—	$—	$17,758
Trade accounts payable	61,563	58	1	—	61,622
Accrued liabilities	39,169	144	80	—	39,393
Accrued payroll and related liabilities	37,404	517	33	—	37,954
Billings in excess of costs revenue earned	4,250	84	—	—	4,334

Total current liabilities	160,144	803	114	—	161,061
Intercompany payables	27,826	153	1,754	(29,733)	—
Secured Notes	322,286	—	—	—	322,286
Unsecured Notes	233,832	—	—	—	233,832
Accrued compensation and benefits, excluding current portion	5,736	—	—	—	5,736
Non-current portion of lease obligations	12,374	447	—	—	12,821
Deferred income taxes	58,130	—	—	—	58,130
Commitments and contingencies	—	—	—	—	—
Redeemable common stock	61,895	—	—	—	61,895
Common stock warrants	20,785	—	—	—	20,785
Common stock of subsidiaries	—	4,084	9	(4,093)	—
Accumulated other comprehensive loss	130	—	—	—	130
Accumulated surplus (deficit)	(252,049)	25,765	(1,438)	(24,328)	(252,050)

Total liabilities, redeemable common stock and stockholder’s deficit	$651,089	$31,252	$439	$(58,154)	$624,626

Condensed Consolidating Balance Sheet Information at September 30, 2012

	Parent	Guarantor Companies	Non-Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Current assets:
Cash and cash equivalents	$27,271	$(44)	$—	$—	$27,227
Accounts receivable, net	172,365	2,783	145	—	175,293
Receivable due from ESOP Trust	1,129	—	—	—	1,129
Prepaid expenses and other current assets	5,378	70	—	—	5,448

Total current assets	206,143	2,809	145	—	209,097
Property, plant and equipment, net	10,064	529	12	—	10,605
Intangible assets, net	5,242	—	—	—	5,242
Goodwill	398,921	—	—	—	398,921
Investment in subsidiaries	27,994	—	—	(27,994)	—
Intercompany receivables	1,438	27,475	—	(28,913)	—
Other assets	11,427	—	4	—	11,431

Total assets	$661,229	$30,813	$161	$(56,907)	$635,296

Current liabilities:
Interest payable	$17,658	$—	$—	$—	$17,658
Trade accounts payable	44,582	201	10	—	44,793
Accrued liabilities	52,265	190	5	—	52,460
Accrued payroll and related liabilities	39,305	589	32	—	39,926
Billings in excess of costs revenue earned	2,656	6	4	—	2,666

Total current liabilities	156,466	986	51	—	157,503
Intercompany payables	27,476	—	1,437	(28,913)	—
Secured Notes	306,502	—	—	—	306,502
Unsecured Notes	242,923	—	—	—	242,923
Accrued compensation and benefits, excluding current portion	5,905	—	—	—	5,905
Non-current portion of lease obligations	11,858	506	—	—	12,364
Deferred income taxes	51,156	—	—	—	51,156
Commitments and contingencies
Redeemable common stock	110,740	—	—	—	110,740
Common stock warrants	20,785	—	—	—	20,785
Common stock of subsidiaries	—	4,084	—	(4,084)	—
Accumulated other comprehensive loss	(149)	—	—	—	(149)
Accumulated surplus (deficit)	(272,433)	25,237	(1,327)	(23,910)	(272,433)

Total liabilities, redeemable common stock and stockholder’s deficit	$661,229	$30,813	$161	$(56,907)	$635,296

Condensed Consolidating Statement of Operations and Comprehensive Loss

Condensed Consolidating Statement of Operations and Comprehensive Loss for the Three Months Ended March 31, 2014 (unaudited)

	Parent	Guarantor Companies	Non- Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Contract revenue	$190,865	1,851	250	—	$192,966
Direct contract expense	147,823	1,067	129	—	149,019

Gross profit	43,042	784	121	—	43,947

Operating expenses	20,286	320	115		20,721
General and administrative	18,496	47	10	—	18,553

Operating income	4,260	417	(4)	—	4,673
Other income (expense):
Interest income	17	—	—	—	17
Interest expense	(19,710)	—	—	—	(19,710)
Other	(19)		—	—	(19)
Equity in net income (loss) of subsidiaries	402		—	(402)	—

Total other expenses	(19,310)	—	—	(402)	(19,712)

(Loss) income before taxes	(15,050)	417	(4)	(402)	(15,039)
Income tax expense	(1,738)	—	(11)	—	(1,749)

Net loss	$(16,788)	$417	$(15)	$(402)	$(16,788)

Other comprehensive income
Postretirement actuarial gains	—	—	—	—	—

Comprehensive income (loss)	$(16,788)	$417	$(15)	$(402)	$(16,788)

Condensed Consolidating Statement of Operations and Comprehensive Loss for the Three Months Ended March 31, 2013 (unaudited)

	Parent	Guarantor Companies	Non- Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Contract revenue	$218,785	$2,337	$159	$—	$221,281
Direct contract expense	173,423	1,428	111	—	174,962

Gross profit	45,362	909	48	—	46,319

Operating expenses	21,048	558	56	—	21,662
General and administrative	13,179	2	23	—	13,204

Operating income (loss)	11,135	349	(31)	—	11,453
Other income (expense):
Interest income	17	—	—	—	17
Interest expense	(18,913)	—	—	—	(18,913)
Other	55	—	—	—	55
Equity in net income of subsidiaries	318	—	—	(318)	—

Total other (expense) income	(18,523)	—	—	(318)	(18,841)

(Loss) income before taxes	(7,388)	349	(31)	(318)	(7,388)
Income tax expense	(1,743)	—	—	—	(1,743)

Net income (loss)	$(9,131)	$349	$(31)	$(318)	$(9,131)

Other comprehensive income:
Postretirement actuarial gains	—	—	—	—	—

Comprehensive income (loss)	$(9,131)	$349	$(31)	$(318)	$(9,131)

Condensed Consolidating Statement of Operations and Comprehensive Loss for the Six Months Ended March 31, 2014 (unaudited)

	Parent	Guarantor Companies	Non- Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Contract revenue	$374,249	3,622	475	—	$378,346
Direct contract expense	291,883	2,158	253	—	294,294

Gross profit	82,366	1,464	222	—	84,052

Operating expenses	38,671	712	202		39,585
General and administrative	37,479	48	19	—	37,546

Operating income	6,216	704	1	—	6,921
Other income (expense):
Interest income	28	—	—	—	28
Interest expense	(38,658)	—	—	—	(38,658)
Other	(47)		—	—	(47)
Equity in net income (loss) of subsidiaries	694		—	(694)	—

Total other expenses	(37,983)	—	—	(694)	(38,677)

(Loss) income before taxes	(31,767)	704	1	(694)	(31,756)
Income tax expense	(3,483)	—	(11)	—	(3,494)

Net loss	$(35,250)	$704	$(10)	$(694)	$(35,250)

Other comprehensive income
Postretirement actuarial gains	—	—	—	—	—

Comprehensive income (loss)	$(35,250)	$704	$(10)	$(694)	$(35,250)

Condensed Consolidating Statement of Operations and Comprehensive Loss for the Six Months Ended March 31, 2013 (unaudited)

	Parent	Guarantor Companies	Non- Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Contract revenue	$420,842	$4,555	$213	$—	$425,610
Direct contract expense	332,585	2,765	247	—	335,597

Gross profit	88,257	1,790	(34)	—	90,013

Operating expenses	42,669	1,118	125	—	43,912
General and administrative	24,913	51	44	—	25,008

Operating income (loss)	20,675	621	(203)	—	21,093
Other income (expense):
Interest income	34	—	—	—	34
Interest expense	(37,832)	—	—	—	(37,832)
Other	40	—	—	—	40
Equity in net income of subsidiaries	418	—	—	(418)	—

Total other (expense) income	(37,340)	—	—	(418)	(37,758)

(Loss) income before taxes	(16,665)	621	(203)	(418)	(16,665)
Income tax expense	(3,487)	—	—	—	(3,487)

Net income (loss)	$(20,152)	$621	$(203)	$(418)	$(20,152)

Other comprehensive income:
Postretirement actuarial gains	—	—	—	—	—

Comprehensive income (loss)	$(20,152)	$621	$(203)	$(418)	$(20,152)

Condensed Consolidating Statement of Comprehensive Loss

	Year Ended September 30, 2013
	Parent	Guarantor Companies	Non-Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Contract revenue	$839,608	$8,627	$737	$—	$848,972
Direct contract expenses	663,380	5,638	486	—	669,504

Gross profit	176,228	2,989	251	—	179,468

Operating expenses	81,838	1,972	318	—	84,128
General and administrative	52,491	604	44	—	53,139

Operating income (loss)	41,899	413	(111)	—	42,201
Other income (expense):
Interest income	55	—	—	—	55
Interest expense	(75,700)	—	—	—	(75,700)
Other	(200)	116	—	—	(84)
Gain on debt extinguishment	3,913	—	—	—	3,913
Equity in net income (loss) of subsidiaries	418	—	—	(418)	—

Total other income (expense)	(71,514)	116	—	(418)	(71,816)
Income (loss) before taxes	(29,615)	529	(111)	(418)	(29,615)
Income tax expense	(6,977)	—	—	—	(6,977)

Net income (loss)	$(36,592)	$529	$(111)	$(418)	$(36,592)

Other comprehensive income:
Postretirement actuarial gains	279	—	—	—	279

Comprehensive income (loss)	$(36,313)	529	(111)	(418)	(36,313)

Condensed Consolidating Statement of Comprehensive Loss

	Year Ended September 30, 2012
	Parent	Guarantor Companies	Non- Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Contract revenue	$802,664	$14,015	$525	$—	$817,204
Direct contract expenses	624,788	7,743	300	—	632,831

Gross profit	177,876	6,272	225	—	184,373

Operating expenses	88,736	2,531	227	—	91,494
General and administrative	52,123	156	162	—	52,441

Operating income (loss)	37,017	3,585	(164)	—	40,438
Other income (expense):
Interest income	78	—	—	—	78
Interest expense	(74,934)	—	—	—	(74,934)
Other	(63)	9	(1)	—	(55)
Equity in net income (loss) of subsidiaries	3,429	—	—	(3,429)	—

Total other income (expense)	(71,490)	9	(1)	(3,429)	(74,911)
Income (loss) before taxes	(34,473)	3,594	(165)	(3,429)	(34,473)
Income tax expense	(6,974)	—	—	—	(6,974)

Net income (loss)	$(41,447)	$3,594	$(165)	$(3,429)	$(41,447)

Other comprehensive income:
Postretirement actuarial gains	26	—	—	—	26

Comprehensive income (loss)	$(41,421)	3,594	(165)	(3,429)	(41,421)

Condensed Consolidating Statement of Comprehensive Loss

	Year Ended September 30, 2011
	Parent	Guarantor Companies	Non- Guarantor Companies	Eliminations	Consolidated
	(In thousands)
Contract revenue	$769,467	$17,025	$822	$—	$787,314
Direct contract expenses	593,600	9,333	548	—	603,481

Gross profit	175,867	7,692	274	—	183,833

Operating expenses	79,871	3,076	88	—	83,035
General and administrative	64,374	620	311	—	65,305

Operating income (loss)	31,622	3,996	(125)	—	35,493
Other income (expense):
Interest income	45	—	—	—	45
Interest expense	(73,919)	—	—	—	(73,919)
Other	(535)	568	(1)	—	32
Gain on debt extinguishment	939	—	—	—	939
Equity in net income (loss) of subsidiaries	4,438	—	—	(4,438)	—

Total other income (expense)	(69,032)	568	(1)	(4,438)	(72,903)
Income (loss) before taxes	(37,410)	4,564	(126)	(4,438)	(37,410)
Income tax expense	(6,974)	—	—	—	(6,974)

Net income (loss)	$(44,384)	$4,564	$(126)	$(4,438)	$(44,384)

Other comprehensive income:
Post retirement actuarial gains	55	—	—	—	55

Comprehensive income (loss)	(44,329)	4,564	(126)	(4,438)	(44,329)

Condensed Consolidating Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows for the Six Months Ended March 31, 2014 (unaudited)

	Parent	Guarantor Companies	Non- Guarantor Companies	Consolidated
	(In thousands)
Net cash (used in) provided by operating activities	$(3,139)	$24	$1	$(3,114)
Cash flows from investing activities:
Capital expenditures	(463)	(25)	—	(488)

Net cash used in investing activities	(463)	(25)	—	(488)
Cash flows from financing activities:
Payment of debt issue costs	(1,500)	—	—	(1,500)
Revolver borrowings	25,000	—	—	25,000
Revolver payments	(25,000)	—	—	(25,000)
Loan to ESOP Trust	(855)	—	—	(855)
ESOP loan repayment	855	—	—	855
Redeemable common stock purchased from ESOP Trust	(1,798)	—	—	(1,798)
Redeemable common stock sold to ESOP Trust	934	—	—	934

Net cash used in financing activities	(2,364)	—	—	(2,364)
Net (decrease) increase in cash and cash equivalents	(5,966)	(1)	1	(5,966)
Cash and cash equivalents at beginning of period	25,617	(24)	20	25,613

Cash and cash equivalents at end of period	$19,651	$(25)	$21	$19,647

Condensed Consolidating Statement of Cash Flows for the Six Months Ended March 31, 2013 (unaudited)

	Parent	Guarantor Companies	Non- Guarantor Companies	Consolidated
	(In thousands)
Net cash (used in) provided by operating activities	$(8,785)	$15	$5	$(8,765)
Cash flows from investing activities:
Capital expenditures	(701)	—	—	(701)

Net cash used in investing activities	(701)	—	—	(701)
Cash flows from financing activities:
Loan to ESOP Trust	(1,907)	—	—	(1,907)
ESOP loan repayment	1,907	—	—	1,907
Redeemable common stock purchased from ESOP Trust	(3,986)	—	—	(3,986)
Redeemable common stock sold to ESOP Trust	1,129	—	—	1,129

Net cash provided by financing activities	(2,857)	—	—	(2,857)
Net increase (decrease) in cash and cash equivalents	(12,343)	15	5	(12,323)
Cash and cash equivalents at beginning of period	27,271	(44)	—	27,227

Cash and cash equivalents at end of period	$14,928	$(29)	$5	$14,904

Condensed Consolidating Statement of Cash Flows

Year Ended September 30, 2013

	Parent	Guarantors	Non- Guarantors	Consolidated
	(In thousands)
Net cash provided by operating activities	$10,666	$97	$20	$10,783
Cash flows from investing activities:
Capital expenditures	(1,792)	(77)	—	(1,869)

Net cash provided by (used in) investing activities	(1,792)	(77)	—	(1,869)
Cash flows from financing activities:
Repurchase of Unsecured Notes	(6,030)	—	—	(6,030)
Revolver borrowings	16,461	—	—	16,461
Revolver repayments	(16,461)	—	—	(16,461)
Loan to ESOP Trust	(1,907)	—	—	(1,907)
ESOP loan repayment	1,907	—	—	1,907
Redeemable common stock purchased from ESOP Trust	(6,664)	—	—	(6,664)
Redeemable common stock sold to ESOP Trust	2,166	—	—	2,166

Net cash used in financing activities	(10,528)	—	—	(10,528)

Net increase (decrease) in cash and cash equivalents	(1,654)	20	20	(1,614)
Cash and cash equivalents at beginning of period	27,271	(44)	—	27,227

Cash and cash equivalents at end of period	$25,617	$(24)	$20	$25,613

Condensed Consolidating Statement of Cash Flows

Year Ended September 30, 2012

	Parent	Guarantors	Non- Guarantors	Consolidated
	(In thousands)
Net cash provided by (used in) operating activities	$12,700	$(19)	$—	$12,681
Cash flows from investing activities:
Capital expenditures	(2,733)	2	—	(2,731)

Net cash provided by (used in) investing activities	(2,733)	2	—	(2,731)

Cash flows from financing activities:
Revolver borrowings	26,000	—	—	26,000
Revolver repayments	(26,000)	—	—	(26,000)
Loan to ESOP Trust	(477)	—	—	(477)
ESOP loan repayment	477	—	—	477
Redeemable common stock purchased from ESOP Trust	(4,843)	—	—	(4,843)
Redeemable common stock sold to ESOP Trust	1,302	—	—	1,302

Net cash used in financing activities	(3,541)	—	—	(3,541)

Net increase (decrease) in cash and cash equivalents	6,426	(17)	—	6,409
Cash and cash equivalents at beginning of period	20,845	(27)	—	20,818

Cash and cash equivalents at end of period	$27,271	$(44)	$—	$27,227

Condensed Consolidating Statement of Cash Flows

Year Ended September 30, 2011

	Parent	Guarantors	Non- Guarantors	Consolidated
	(In thousands)
Net cash provided by operating activities	$5,061	$636	$24	$5,721
Cash flows from investing activities:
Capital expenditures	(5,694)	(588)	(23)	(6,305)
Proceeds from sale of fixed assets	14	—	—	14

Net cash used in investing activities	(5,680)	(588)	(23)	(6,291)

Cash flows from financing activities:
Payment of debt issuance cost	(710)	—	—	(710)
Repurchase unsecured notes	(3,993)	—	—	(3,993)
Revolver borrowings	17,000	—	—	17,000
Revolver payments	(17,000)	—	—	(17,000)
Loan to ESOP Trust	(776)	—	—	(776)
ESOP loan repayment	776	—	—	776
Redeemable common stock purchased from ESOP Trust	(5,762)	—	—	(5,762)
Redeemable common stock sold to ESOP Trust	5,158	—	—	5,158

Net cash used in financing activities	(5,307)	—	—	(5,307)

Net increase (decrease) in cash and cash equivalents	(5,926)	48	1	(5,877)
Cash and cash equivalents at beginning of period	26,770	(74)	(1)	26,695

Cash and cash equivalents at end of period	$20,844	$(26)	$—	$20,818